Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN MUNICIPAL TRUST/MA
Prospectus Date	rr_ProspectusDate	Jan. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2013